April 10, 2017
VIA EDGAR
Jaea F. Hahn, Senior Counsel
Disclosure Review and Accounting Office
The United States Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:	Nationwide Life and Annuity Insurance Company Nationwide VL Separate Account-G File Nos. 333-215173 and 811-21697
Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account-G
File Nos. 333-215169 and 811-21697
Dear Ms. Hahn:
On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account - G ("Variable Account"), we are filing this Pre-effective Amendment No. 1 in response to your comment letter dated February 17, 2017. This filing is being made electronically via EDGAR in accordance with Regulation S-T.
Responses below are to the Staff's comments regarding the registration statement related to the Nationwide Variable Universal Life Accumulator product (File No. 333-215173).
Corresponding responses and changes have been made via Pre-effective Amendment No. 1 to the registration statement related to the Nationwide Variable Universal Life Protector product (File No. 333-215169), where applicable.
Please note that Nationwide is seeking an effective date of May 1, 2017.
Responses to your comments are below in the numerical sequence established in your correspondence.1 Nationwide's responses are in bold following the comment or comments to which they apply. In addition, a number of revisions have been made to the registration statement in the course of ongoing review by Nationwide. These revisions are identified and discussed in this letter after responses to the Staff comments.1Capitalized terms have the same meaning as in the registration statement. References to item numbers are to Form N-6.
General
(1)	Please confirm that all missing information, including the financial statements and all exhibits, will be filed in a pre-effective amendment to the registration statement.
Response: Nationwide confirms that all missing information, including the financial statements and all exhibits, will be filed in a subsequent pre-effective amendment to the registration statement.
(2)	Please confirm supplementally that the contract name on the front cover page of the prospectus is and will continue to be the same as that associated with the EDGAR class identifiers.
Response: Nationwide confirms that the contract name on the front cover page of the prospectus is and will continue to be the same as that associated with the EDGAR class identifiers.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

(3)	Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the benefits and/or features of the contracts or whether the company will be solely responsible for all benefits and features associated with the contract.
Response: Nationwide confirms the company will be solely responsible for all benefits and features associated with the contract.
(4)	Material state law variations in the policy should be described in the prospectus. Please revise the prospectus wherever appropriate so that it does not suggest that an investor’s individual policy may override the language of the prospectus (e.g., "State Variations" p.6 and "The Policy" p.21).
Response: The prospectus contains statements in the fourth paragraph on the cover page, "This prospectus contains all material rights and features of the policy." and in the second paragraph of the General Information section, "This prospectus describes all the material features of the policy." Additionally, the following statement has been added to the State Variations section. "This prospectus describes all the material features of the policy."
In addition, Nationwide acknowledges that to the extent that state law variations are material it will be expected to update the prospectus.
(5)	Please update financial information throughout the registration statement from December 31, 2015 to December 31, 2016.
Response: Nationwide has updated financial information in the registration statement to the extent that information is available. Remaining financial information will be updated in a subsequent pre-effective amendment.
(6)	In order for the accounting staff to complete their review, if possible, please include the following items in your next filings with the Commission:
•	Underlying Fund expense ranges;
•	Financial Statements for Separate Account and Nationwide; and
•	Auditor Opinion and Consent.
Response: The Underlying Fund expense ranges are included. The Financial Statements and Auditor Opinion and Consent will be included in a subsequent pre-effective amendment.
Prospectus
Cover page
(7)	Please consider listing the two fixed options and two indexed options with the list of underlying mutual funds on the cover page.
Response: A listing of the General Account options, the two fixed options and two indexed options has been added at the end of the listing of variable Sub-Accounts on page 3 of the prospectus. In addition, five paragraphs of disclosure that followed the underlying mutual fund list have been moved to precede the list of Sub-Accounts. The introduction to the Sub-Account list has been revised and is reproduced for convenience, new and revised text is underlined here:
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available Sub-Accounts, including Sub-Accounts available prior to the date of this prospectus, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
(8)	Please limit any discussion on the prospectus cover page to the specific product offered by the prospectus. For example, in the second paragraph, please delete the fourth sentence which discusses Nationwide’s other "products."
Response: The fourth sentence of the second paragraph on the prospectus cover page has been deleted.
(9)	Where appropriate, please clearly state that the policy is not a short-term savings vehicle.
Response: The first sentence of the second paragraph on the cover page has been revised to state that the policy is not a short-term savings vehicle. The sentence has been reproduced for convenience, new text is underlined:
Home Office: One Nationwide Plaza	Nationwide Insurance
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Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings.
In Summary: Policy Benefits (pp.4-5)
(10)	Please consider adding an introductory paragraph in order to clarify that all material state policy variations are disclosed in the prospectus. Furthermore, in the summary section, please indicate if there are material state specific variations and where the disclosure discussing those variations in greater detail may be found in the prospectus.
Response: See response to Staff comment 4.
(11)	Please consider briefly describing each policy rider in the summary section.
Response: At this point in time, Nationwide is electing not to add additional information about the riders in the summary section. Nationwide intends to further evaluate this approach as part of its broader review of disclosure effectiveness.
Death Benefit (p.6)
(12)	Please clarify that the cash value/death benefit of the policy will not be fixed but will be dependent on the investment performance of the investment options in which the policy holder is invested, and the cumulative separate account and contract charges assessed by Nationwide over the life of the policy.
Response: The following new paragraph has been added to the Death Benefit section:
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and the cumulative variable account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options (p.6)
(13)	At the end of the introductory note, please provide a cross reference to where the three death benefit options are described in greater detail.
Response: The following cross reference has been added to the Death Benefit Options section:
For additional information, see Death Benefit Options.
Investment Options (p.5)
(14)	In the second paragraph discussing general account options, please clearly state that payments under these options are dependent upon Nationwide’s financial strength and claims paying ability.
Response: Nationwide has added a new second paragraph of the Investment Options section. The text is reproduced for convenience, new text is underlined here:
The policy currently offers two types of general account options, fixed interest options and indexed interest options, see Risk of Allocating Cash Value to the General Account Options. As general account options, amounts credited to these investment options are dependent on Nationwide’s financial strength and claims paying ability.
(15)	Please clarify whether obligations under indexed options may under any circumstances be funded by the general account and therefore be dependent upon Nationwide’s financial strength and claims paying ability.
Response: Please see Nationwide’s response to Staff comment 14.
Transfer Requests (p.5)
(16)	Please clarify how often a policy owner may transfer allocations between investment options and whether any transfer fees will apply.
Response: The Transfer Requests section has been revised. The text is reproduced for convenience, new text is underlined:
Transfer Requests
Policy owners may request to transfer allocations between the fixed interest options and Sub-Accounts daily. Policy owners may request to transfer allocations to the indexed interest options daily and requests to transfer allocations from the indexed interest options are permitted on Index Segment Maturity Dates.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes (p.5)
(17)	For clarity, please revise the second paragraph under this heading to add the following bolded words: "Unlike other variable ..., the Individual Flexible Premium Adjustable, Variable, Fixed and Index-Linked Universal Life Insurance Policy does not require distributions to be made ...."
Response: The Taxes section has been revised. The text is reproduced for convenience, new text is underlined here:
Unlike other variable insurance products Nationwide offers, the Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policy does not require distributions to be made before the Insured's death, see Taxes.
Examination Right (p.5)
(18)	Please change this heading to "Right to Cancel (Examination Right)" since that is the section heading on page 24 and more accurately reflects the policy provision being summarized in this section. In addition, the prospectus uses the terms "Right to Cancel," "Examination Right," and "Free Look" interchangeably. Please use a single term consistently.
Response: The heading has been changed to "Right to Cancel (Examination Right)" and the term "right to cancel" is now used throughout the prospectus.
In Summary: Policy Risks
(19)	Please add an introductory paragraph that emphasizes the fact that variable universal life insurance is not suitable as a short-term investment and to clarify the following:
(a)	The death benefit to be paid out will be dependent upon the investment performance of the policy holder’s investment options and the fees, expenses and charges paid over the life of the policy; and
(b)	A policy holder may not earn sufficient returns on his or her portfolio of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing.
(c)	Please move the text of the "Improper Use" section to the introductory paragraph.
Response: The text of the Improper Use section has been moved to create a new introductory paragraph, at the beginning of the In Summary: Policy Risks section, to address comment 19(c). Additional disclosure has also been added to address items (a) and (b) of SEC comment 19. The new introductory paragraph is reproduced for convenience, new text is underlined here:
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment option allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from his or her selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing.
Risk of Increase in Current Fees and Charges (p.6)
(20)	Please clarify how often Nationwide is permitted to make changes to policy and rider charges and rates (e.g., once annually).
Response: The existing disclosure accurately indicates that Nationwide may make changes in policy and rider rates and charges at any time. Nationwide has revised the first paragraph of this section. The text is reproduced here for convenience, new text is underlined here:
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
Unfavorable Investment Experience (p.6)
(21)	Please revise the section heading so it more clearly reflects the risk of "poor investment performance".
Response: To maintain its consistency among product prospectuses, at this time, Nationwide is electing not to universally change "unfavorable investment experience" to "poor investment performance". Nationwide intends to further evaluate this terminology as part of its broader review of disclosure effectiveness. The title and text has been reproduced for convenience, new text is underlined here:
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage.
Nationwide also notes that similar statements specific to the General Account Options interest crediting appear in relevant sections of the In Summary: Risks Section and elsewhere in the narrative sections of the prospectus.
(22)	Please revise the disclosure in this section and throughout the prospectus, including the definitions, to refer to "investment performance" rather than "investment experience."
Response: See response to Staff comment 21.
(23)	Please clarify that a policy holder’s account value will depend upon the performance of sub-accounts, fixed and/or indexed investment options to which contract value has been allocated.
Response: See response to Staff comment 21.
(24)	In the second sentence of the first paragraph, please clarify that poor investment performance of a policy holder’s investment options and the deduction of separate account and policy fees and expenses may result in a lapse of insurance coverage even if all premium and rider charges are timely paid by the policy owner.
Response: The first paragraph of this section has been revised. The text is reproduced for convenience, new text underlined here:
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Additionally, Nationwide has revised the Risk of Policy Lapse section. The text has been reproduced for convenience, new text is underlined here:
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges even if all Premium is paid as planned. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
(25)	In the note, please clarify what is meant by "policy illustration" and "illustrated premium and hypothetical rates of return." If applicable, please provide a cross reference to where these items appear in the prospectus.
Response: A sentence has been added to the note to when and how a policy illustration can be obtained. There is software that a registered representative can use to run projected benefits and values based on assumptions selected by the policy owner. The new sentence is reproduced for convenience, new text is underlined here:
Note: A customized projection of policy values, "policy illustration," is available from your registered representative at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
General Account Options Interest Crediting (p.6)
(26)	Please revise this sub-heading to more clearly describe the risk being described (e.g., risks related to investments in fixed interest options).
Response: Nationwide has revised the heading and accompanying disclosure. The disclosure is reproduced for convenience, new text is underlined here:
Risk of Allocating Cash Value to the General Account Options
Interest credited to, and availability of, Cash Value allocated to the general account options, (the Fixed Account, Long-Term Fixed Account and indexed interest options) are subject to Nationwide's financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the guaranteed minimum interest crediting rates.
Additionally, the policy owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options.
Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
(27)	Please state, if true, that the ability of Nationwide to pay interest will be subject to its financial stability and claims paying ability.
Response: See response to Staff comment 26.
(28)	Please include more robust risks associated with the Indexed Interest Strategies.
Response: See response to Staff comment 26.
Risk of Policy Lapse (p.7)
(29)	Please clarify what is meant by "the policy could terminate without value" (e.g., the risk that any and all amounts previously paid by a policy owner could be forfeited).
Response: No changes have been made in response to this comment. Lapse occurs when policy charges, benefits paid (e.g. loans or partial surrenders), and/or unfavorable Investment Experience have diminished the Cash Value to the point where the ongoing cost of the policy can no longer be met. The policy charges taken pay for the life insurance protection that was received while the policy was in force. There is no forfeiture; however, it is correct to say that the policy could terminate without value at the point where Lapse occurs.
Limitation of Access to Cash Value (p.7)
(30)	Please revise the first sentence to add, if true, that in addition to limitations on accessing cash value through withdrawals, withdrawals may be subject to certain fees and charges. In addition, please include policy surrender as a mechanism to access the policy’s cash value.
Response: The Limitation of Access to Cash Value disclosure has been revised. The disclosure is reproduced for convenience, new text is underlined here:
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
Sub-Account Limitations (p.7)
(31)	Please consider revising the sub-heading to better reflect the risk discussed in this section (e.g., short term trading risks).
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Response: The sub-heading has been revised as follows, with new text underlined:
Sub-Account Transfer Limitations and Short-Term Trading Fees
(32)	Please clarify the first sentence to replace "trades" with "transfers".
Response: The language in the first sentence has been revised as requested. The sentence is reproduced here for convenience, revised text is underlined here:
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives.
In Summary: Fee Tables (pp.7-12)
(33)	In the Transaction Fee table on page 8:
(a)	Please confirm that short term trading fees are the only transfer fees paid by a policy owner and clarify whether trading fees apply to transfers to and from fixed and index linked investment options.
Response: Nationwide confirms that short-term trading fees are the only transfer fees paid by the policy owner. No trading fees apply to transfers to and from the index linked investment options.
(b)	In footnote 3, you state service fees are not deducted from Cash Value. Please state how a policy holder will be expected to pay for these services in the footnote and also in the discussion of "Service Fees" on page 30.
Response: In footnote 3 to the Transaction Fees table and the Service Fees section, language has been added to state how the Service Fee may be paid. The language is reproduced for convenience, new text is underlined here:
The policy owner will be expected to pay the Service Fee by check or money order at the time of the request.
(34)	In the table of Periodic Charges (p.9), please revise footnote 4 to explain when the Specified Amount Charge is assessed (e.g., if it is not monthly).
Response: No changes have been made in response to this comment. Nationwide confirms that the per $1,000 of Specified Amount Charge is assessed monthly as stated in the table of Periodic Charges.
(35)	Please clarify in a footnote to the fee table and in item 5 if multiple Flat Extra Charges can be assessed on a single insured.
Response: A sentence has been added to footnote 2 to the Periodic Charges table to clarify that multiple Flat Extra Charges can be assessed on a single insured. The footnote is reproduced for convenience, the new sentence is underlined here:
The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. If an Insured has more than one Substandard Rating, more than one Flat Extra Charge may be assessed.
(36)	In the Rider Charges table on page 10, please consider adding introductory language before the table to clarify that these charges will apply only if certain riders are selected. In addition, please clarify which riders, if any, cannot be held at the same time.
Response: Introductory language has been added, and is reproduced here for convenience:
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
In addition, Nationwide confirms there are no rider combinations that are not permitted for this product.
Policy Investment Options -Variable Investment Options (p.12)
(37)	In the third paragraph from the end of this section, you state "Not all underlying mutual funds may be available in every state." Please explain why an underlying mutual fund may not be available in certain states and clarify where a policy holder may find such information in the prospectus.
Response: The referenced sentence has been deleted.
How Sub-Account Investment Experience is Determined (p.14)
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(38)	Please change the heading to "How Sub-Account Investment Performance is Determined."
Response: See response to Staff comment 21.
(39)	In the second paragraph, you state that changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares. Please explain.
Response: As indicated in the disclosure immediately following the statement "Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares", the net investment factor includes adjustments to the NAV. The existing language describing these adjustments is reproduced here for convenience:
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
(40)	Please clarify, if true, that sub-account assets will not be valued on the days on which the New York Stock Exchange is closed for trading as required by section 22(e)(1).
Response: The first two sentences of the second paragraph of the Valuation of Accumulation Units section are as follows:
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business.
General Account Options (pp.14-17)
(41)	Please revise the fourth paragraph to delete the third sentence: "Nationwide has been advised that the staff of the SEC has not reviewed the disclosure ...."
Response: The third sentence of the fourth paragraph has been deleted.
(42)	Minimum Guaranteed Interest Rate (p.15): Please clarify whether the minimum guaranteed interest rate will be the same for both fixed interest options: fixed and long-term fixed (e.g., 0.50%).
Response: The minimum guaranteed interest rate for both fixed interest options is the same, 0.50%. The first sentence of the second paragraph of the Minimum Guaranteed Interest Rate subsection states this and is reproduced here for convenience:
The effective annual rate Nationwide declares for the fixed interest options will never be less than 0.50%.
(43)	Interest Crediting on Long-Term Fixed Account (p.15):
(a)	Please provide a Plain English definition of "interest crediting rate."
Response: "Interest crediting rate" is a phrase that is used both inside and outside the insurance and financial industries. Its use in this prospectus is not different than the plain meaning of the words. At this time, Nationwide elects not to add additional disclosure to further explain the meaning of this phrase.
(b)	We note the third sentence of this section states that the "Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations." Please discuss these in greater detail.
Response: This information is available in the Fixed Interest Options Transfers section. A cross reference to where detailed information can be found in the prospectus has been added to address this comment.
(c)	Please clarify where a policy holder may obtain interest rate information for the fixed interest options.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Response: A new last sentence has been added to the Minimum Guaranteed Interest Rate section immediately preceding the Interest Crediting on the Long-Term Fixed Account section. This placement was chosen as the information is relevant to both the Fixed Account and Long-Term Fixed Account. The text has been reproduced for convenience, new text is underlined:
Minimum Guaranteed Interest Rate
Nationwide guarantees that Net Premium allocated and/or Cash Value transferred to the fixed interest options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
The effective annual rate Nationwide declares for the fixed interest options will never be less than 0.50%. Contact the Service Center for information regarding current fixed interest option interest crediting rates, see Contacting the Service Center.
Indexed Interest Options (p.15)
(44)	Please provide a brief plain English description of the two Indexed Interest Options in the body of the prospectus.
Response: The following brief descriptions of the two Indexed Interest Options have been added to the body of the prospectus and reproduced here for convenience:
•	The One Year Multi-Index Monthly Average Indexed Interest Strategy uses three indexes, the S&P 500®, the Dow Jones Industrial AverageSM, and the NASDAQ-100®. Interest is calculated using a weighted blend of the monthly average performance of these three indices over a one year period.
•	The One Year S&P 500® Point-to-Point Indexed Interest Strategy uses one index, the S&P 500®. Interest is calculated using the performance of the S&P 500® over a one year period.
(45)	Indexed Interest Strategies Interest Crediting (p.15): At the end of the first paragraph, please clarify that any interest credited to a policy holder from an investment in indexed interest options will be paid from Nationwide’s general account and will be subject to Nationwide’s financial strength and claims paying ability.
Response: The following sentence has been added to the end of the first paragraph in the Indexed Interest Strategies Interest Crediting section and reproduced here for convenience:
Interest credited to the indexed interest strategies will be paid from Nationwide’s general account and will be subject to Nationwide’s financial strength and claims paying ability.
(46)	How Index Segments Work (p.16)
(a)	You state Sweep Date frequency may be different for each indexed interest strategy and is subject to change. Please explain how a policy holder will obtain this information.
Response: The last sentence of the first paragraph in the How Index Segments Work section has been replaced to provide information regarding how a policy owner can obtain information about Sweep Date frequencies. The new text is reproduced here for convenience:
Contact the Service Center for information regarding current Sweep Date frequencies, see Contacting the Service Center.
(b)	In the last paragraph of this section, please clarify what happens to assets invested in an Index Segment on the Maturity Date. For example, do they roll over into a new Index Segment?
Response: A new last sentence has been added to the third paragraph in the How Index Segments Work section to cross reference where information regarding the disposition of Index Segment Maturity Value can be found in the prospectus. The language is reproduced for convenience, new text is underlined here:
On Index Segment Maturity Dates, reference index performance and interest crediting rates are calculated for the Index Segments. Any resulting interest is then applied to the Index Segment Maturity Value. See Indexed Interest Options Transfers for information regarding reallocation or transfer of the Index Segment Maturity Value.
(c)	For amounts allocated to an Indexed Interest Strategy, please clarify where the Net Premiums or Cash Value is held (e.g., a fixed account or a particular sub-account).
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Response: A sentence has been added to the first paragraph of the How Index Segments Work section. The text is reproduced here for convenience, new text is underlined here:
Index Segments are created on Sweep Dates by the allocation of Net Premium, loan repayments, and/or transfer of Cash Value to an indexed interest strategy. Amounts allocated or transferred to an indexed interest strategy are held in the Fixed Account as Pending Sweep Transactions until an applicable Sweep Date, see Indexed Interest Options Transfers and Indexed Interest Options Allocations. Sweep Date frequency may be different for each indexed interest strategy and is subject to change. Nationwide guarantees that Sweep Dates will be offered at least quarterly. Contact the Service Center for information regarding current Sweep Date frequencies, see Contacting the Service Center.
(d)	Please clarify when the index is actually credited to the Cash Value; and if there is an interim segment value in the case of withdrawals, surrenders, loans, etc.
Response: Regarding when the index interest credit is applied to the policy, the existing first two sentences of the third paragraph in the How Index Segments Work section describes as follows:
On Index Segment Maturity Dates, reference index performance and interest crediting rates are calculated for the Index Segments. Any resulting interest is then applied to the Index Segment Maturity Value. See Indexed Interest Options Transfers for information regarding reallocation or transfer of the Index Segment Maturity Value.
Regarding interim segment values for distributions from an index interest option before the maturity date, the existing second paragraph of the Interest Crediting Risks for the Indexed Interest Strategies section describes as follows:
Additionally, no interest will be credited for amounts deducted from an Index Segment before the Index Segment Maturity Date for full and partial surrenders, policy and Rider charge deductions, for policy loans including due and unpaid policy loan interest charged.
(47)	Interest Crediting Risks for the Indexed Interest Strategies (p.16): The first sentence of this section states that the interest credited to an Index Segment may not exceed the guaranteed minimum floor rate due to unfavorable reference index performance. Please clarify how the interest credited could be less than the "guaranteed minimum floor rate."
Response: No changes have been made in response to this comment. As noted in the Staff's comment, the existing statement is that "the interest credited to an Index Segment may not exceed the guaranteed minimum floor rate due to unfavorable reference index performance." [emphasis added in italics here]. Interest credited to an Index Segment cannot be less than the guaranteed minimum floor rate.
(48)	Transfers to and from the Indexed Interest Strategies (p.17): Please consider combining this disclosure with the discussion of transfers below; this section discusses transfers to but not from the indexed interest strategies while the heading suggests both types of transfers will be explained in the text.
Response: A sentence has been added to the Transfers to and From the Indexed Interest Strategies section to address transfers from. The text is reproduced for convenience, new text is underlined here:
Prior to the policy's Maturity Date, the policy owner may make transfers into the indexed interest strategies. These transfers will be in dollars. Requested transfers out of the indexed interest strategies are only permitted on Index Segment Maturity Dates. See Indexed Interest Options Transfers for details about transfers to and from the indexed interest options.
Transfers Among and Between the Policy Investment Options (pp.17- 20)
(49)	US Mail Restrictions (p.18): Please consider revising the heading to reflect the fact that the text discusses Nationwide’s short-term trading policy or deleting the heading altogether.
Response: At this time, Nationwide is electing not to modify the US Mail Restrictions heading.
The Policy; General Information (pp.21-22)
(50)	Please revise the fourth paragraph on page 22 which appears in bold to clarify that "the portion of any amounts allocated to Nationwide’s general account" include a policy holder’s investment in the fixed or long-term fixed accounts and any indexed interest options.
Response: Nationwide has added text to The Policy; General Information section to address this comment. The language is reproduced for convenience, new text underlined here:
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Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, Long-Term Fixed Account, or the indexed interest options, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
(51)	Please consider adding a heading before the two paragraphs on page 22 discussing cyber-security risks. In addition, please consider adding a brief discussion of these risks to the summary.
Response: A heading has been added before the two paragraphs discussing cyber-security. At this time, Nationwide is electing not to add cyber-security as separate risks in the summary section.
(52)	In the discussion of the various charges applicable to a policy, please state whether a policy’s charge for premium or other taxes will vary according to jurisdiction, and if so, please consider identifying the range of current premium or other taxes (Item 5, Instruction 3).
Response: The policy does not directly assess premium taxes and no charges vary by jurisdiction. Therefore, no changes have been made in the disclosure. One component of the Percent of Premium Charge is designed to compensate Nationwide for premium taxes, as described in the last two sentences of first paragraph in the Percent of Premium Charge section. This relevant language is reproduced here for convenience:
The Premium tax component is not the actual amount of the premium tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Conditional Credit (p.26)
(53)	Please provide a plain English definition of "conditional credit" and "accumulated premium test."
Response: No changes have been made in response to this comment. The conditional credit and accumulated premium test are defined within the narrative of the Conditional Credit section. Key existing language is reproduced and underlined here:
The accumulated premium test is met if on the eligibility date the total premium paid minus any loans, partial surrenders, or returned premium is greater than or equal to the sum of the required monthly premium in effect for each respective month the policy has been In Force. The required monthly premium varies by the Insured’s sex, Issue Age and underwriting classifications, the Total Specified Amount, elected Riders and any coverage changes. The required monthly premium is stated in the Policy Specification Pages. The guaranteed minimum credit is 0.40% on an annualized basis. Any credit paid will not be recaptured for any reason. For tax purposes, the credit is considered Investment Experience, not premium.
Nationwide may discontinue offering this credit at any time on a prospective basis for new issues.
The credit, if payable, will be calculated and applied as follows:
•	Beginning on the eligibility date stated in the Policy Specification Pages, and on each Policy Monthaversary when the policy is In Force and not in a Grace Period thereafter, Nationwide will apply the credit to the policy.
•	The monthly credit is equal to the Cash Value, minus any Indebtedness, multiplied by the credit percentage.
•	The credit is applied according to your then current allocation instructions for Net Premium except any allocation to the Index Interest Strategies. Any credit amounts that would otherwise be allocated to the Indexed Interest Strategies will instead be applied to the Fixed Account.
Changing the Amount of Insurance Coverage (p.26)
(54)	In the first paragraph, please revise the second sentence to correct or explain what is meant by "Policy Monthaversary" or add this term to the Definitions in Appendix C. We note this term appears several times in the prospectus.
Response: A definition of Policy Monthaversary has been added to Appendix C and is reproduced here for convenience:
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Cost of Insurance Charge (p.32)
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Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

(55)	Please revise this section to identify the factors that affect the "Net Amount at Risk," including, for example, investment performance, payment of premiums, and charges.
Response: A sentence has been added to the Cost of Insurance Charge section to identify factors that affect the Net Amount At Risk. The text is reproduced for convenience, new text is underlined here:
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The Net Amount At Risk for an In Force policy will vary by factors including the Base Policy Specified Amount, Total Specified Amount (if applicable), death benefit option, elected life insurance qualification test, and the policy's Cash Value, including Investment Experience, interest crediting, payment of Premium, partial surrenders, and policy and Rider charges. The cost of insurance rate will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
Accelerated Death Benefit for Terminal Illness Rider (p.44)
(56)	Please clarify whether the election of this rider may be terminated by the policy holder, and whether any charges continue after the rider is discontinued.
Response: Language in Accelerated Death Benefit for Terminal Illness Rider Charges section has been revised and is reproduced for convenience, new text is underlined here:
First paragraph, first sentence:
Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses.
In addition, a new last paragraph has been added:
This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned within ten days, the Rider charges will be refunded to the policy.
Collateral and the Policy Loan Account (p.52)
(57)	Please revise the third sentence of this section ("Because the policy loan account does not participate in the Investment Experience ...") to clarify, if true, that the "policy loan account" is the account to which collateral against a policy loan will be moved and that moving the collateral to the policy loan account will reduce a policy holder’s investments in fixed accounts or sub-accounts.
Response: The referenced paragraph in the Collateral and the Policy Loan Account section has been revised and is reproduced here for convenience, new text is underlined here:
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's variable and general account investment options to the "policy loan account" (which is part of Nationwide's general account). Transferring Cash Value to the policy loan account reduces the policy owner's investments in the Sub-Accounts, fixed interest options, and indexed interest options. Unless the policy owner requests transfer from a single Sub-Account or the Fixed Account, collateral amounts are transferred from the Cash Value in the same order as monthly deductions are taken, see How Monthly Charges are Deducted, to the policy loan account. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
(58)	We note that the discussion of repayment of a loan on page 53 suggests interest will be earned on collateral if a loan is repaid and credited to the policy holder. Please clarify whether this will be paid at the minimum guaranteed interest rate and whether payment will be dependent upon Nationwide’s financial strength and claims paying ability.
Response: The second paragraph of the Collateral and the Policy Loan Account section has been revised and is reproduced here for convenience, new text is underlined here:
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Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated in the Policy Specification Pages. Interest credited to the policy loan account is an obligation of Nationwide's general account and is dependent on Nationwide's financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the general account options.
Lapse (p.54)
(59)	Guaranteed Policy Continuation Provision (p.54): Please clarify whether Nationwide may change the Monthly Death Benefit Guarantee Premium or if it may change only due to action by the policy owner (e.g., policy loans, etc.).
Response: A sentence has been added to the beginning of the Guaranteed Policy Continuation Provision. The language is reproduced here for convenience, new text is underlined here:
The Monthly Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Death Benefit Guarantee Premium may change. A change will result in reissued Policy Specification Pages which will show the new Monthly Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
Surrenders (pp.55-56)
(60)	Full Surrender (p.55): Please clarify that surrender charges will apply to a full surrender of the policy.
Response: A sentence has been added to the end of the first paragraph of the Full Surrender section. The text is reproduced for convenience, new text is underlined here:
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy's Cash Value, see Surrender Charge.
Policy Maturity (pp.58-59)
(61)	Please clarify how a policy holder may determine his or her policy’s Maturity Date.
Response: A sentence has been added to the Policy Maturity section. New text is underlined here:
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date. The Maturity Date is the date on which the Insured reaches Attained Age 120.
Appendix B: Indexed Interest Strategies
(62)	When discussing the index floors, please also clarify that there is also a fee in connection with the creation of the Indexed Interest Strategies, and the cash value will also be reduced by the various contract charges.
Response: Introductory language has been added at the beginning of Appendix B: Indexed Interest Strategies. The new text is reproduced here for convenience:
The available indexed interest strategies are described below. A charge is assessed at the time new Index Segments are created that will reduce the amount allocated or transferred to the Indexed Interest Strategy, see Indexed Interest Strategy Charge.
Additionally, the Cash Value will be reduced and no interest will be credited for amounts deducted, transferred, or surrendered from an Index Segment before the Index Segment Maturity Date.
Appendix C: Definitions
(63)	Policy Specification Pages: Please clarify where or how a policy holder may obtain these.
Response: The definition of Policy Specification Pages has been revised. New text is underlined here:
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Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Policy Specification Pages – The Policy Specification Page(s) are issued with the policy and summarize information specific to the policy owner and Insured, including coverage and Rider elections. Updated Policy Specification Pages will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Signatures
(64)	In the future, please do not include the certification required by rule 485(b) in initial registration statements, pre-effective amendments, and post-effective amendments filed under rule 485(a).
Response: The 485(b) certification in the initial registration statement has been removed from the pre-effective amendment.
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In addition to revisions made in response to comments from the Staff, Nationwide has made updates and revisions to the prospectus since the initial filing of the registration statement on December 19, 2017, as follows:
Risk of Policy Lapse
(1)	Nationwide has added language to address the impact of underlying mutual fund fees on the Cash Surrender Value of the policies. The text has been reproduced for convenience, new text underlined here:
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges even if all Premium is paid as planned. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Reminders, Reports, and Illustrations
(2)	Nationwide has removed the last two sentences of the second paragraph (immediately following the bulleted list). eDelivery is not available with these policies.
Identification of Underlying Mutual Funds
(3)	Nationwide has revised this section to provide additional detail regarding elements it considers when selecting underlying mutual funds offered under the policy. The revised text is reproduced for convenience, new text is underlined here:
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., advisor, or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Grace Period
(4)	Nationwide has added text to the first paragraph: 1) to add a previously omitted word in the second sentence; and 2) to clarify that the option to pay Premium that will satisfy the policy's Death Benefit Guarantee Provision is limited to the policy's Death Benefit Guarantee Period. The text is reproduced for convenience, new text is underlined here:
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
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•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; or
•	during the Death Benefit Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Collateral and the Policy Loan Account (p.53)
(5)	Nationwide has revised the narrative disclosure in the first paragraph of this section to clarify operation of the policy when a policy loan is taken, particularly reduction of the amount invested in the policy's investment options. The revised language in reproduced here for convenience, new text is underlined here:
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's variable and general account investment options to the "policy loan account" (which is part of Nationwide's general account). Transferring Cash Value to the policy loan account reduces the policy owner's investments in the Sub-Accounts, fixed interest options, and indexed interest options. Unless the policy owner requests transfer from a single Sub-Account or the Fixed Account, collateral amounts are transferred from the Cash Value in the same order as monthly deductions are taken, see How Monthly Charges are Deducted, to the policy loan account. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Appendix A: Sub-Account Information (p.78)
(6)	The listing of available Sub-Accounts and underlying mutual fund information has been revised to reflect the most recent updates.
Appendix B: Indexed Interest Strategies (p.81)
(7)	The licensing company disclaimers have been updated for revisions requested by the licensing company.
Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life and Annuity Insurance Company
/s/ Stephen M. Jackson
Stephen M. Jackson
Managing Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies